Shareholders’ Equity (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of investments accounted for using equity method [text block] [Abstract]
Schedule of ordinary shares
	Number of shares
	Authorized as of		Issued and outstanding as of
	June 30, 2021	December 31, 2020	June 30, 2021	December 31, 2020

Ordinary Shares of $0.01 per value each:	100,000,000	100,000,000	59,271,512	59,000,153

Schedule of movement
	Six months ended June 30,				Year ended
	2021		2020		December 31,
	Unaudited		Unaudited		2020
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		USD		USD		USD
Outstanding at beginning of period	3,892,714	5.15	3,405,188	4.76	3,405,188	4.76
Granted	841,151	9.17	621,200	4.68	1,492,700	4.91
Expired	77,578	8.03	10,938	8.00	74,744	8.60
Exercised	271,359	2.05	467,557	0.31	652,143	1.00
Forfeited	97,622	7.24	211,482	8.23	278,287	7.94

Share options outstanding at end of period	4,287,306	6.03	3,276,041	5.14	3,892,714	5.15

Share options exercisable at end of period	2,425,594	4.52	1,438,658	3.01	2,161,439	4.45

Schedule of activity in the RSUs granted to employees
	Number of RSUs	Weighted average grant date fair value

Unvested as of December 31, 2020:	-	$-

Granted	164,784	9.47
Forfeited	(8,300)	9.51

Unvested as of June 30, 2021:	156,484	$9.47

Schedule of total compensation cost related to all of the company’s equity-based awards, recognized
	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2021	2020	2021	2020	2020
	Unaudited

Research and development	$550	$613	$404	$419	$1,185
Commercial activities	797	(177)	444	(355)	230
General and administrative	1,116	785	601	258	1,449

	$2,463	$1,221	$1,449	$322	$2,864

Schedule of fair value of the options
	June 30,		December 31,
	2021	2020	2020
	Unaudited

Expected volatility of the share prices (%)	66%	78%-84%	74%-79%
Risk-free interest rate (%)	1.5-1.6	1.21-1.38	0.6-1.38